Share-based Compensation	12 Months Ended
Jun. 30, 2015
SHARE-BASED COMPENSATION [Abstract]
Share-based Compensation
13.	SHARE-BASED COMPENSATION

The Company granted share-based awards to eligible individuals pursuant to the Share Incentive Plans (“the Plans”), which were adopted in 2006, 2008, 2009 and 2010. Share options granted under these Plans vest over a four-year requisite service period, with equal portions vesting annually, quarterly or monthly, depending on the terms of each award agreement. The contractual lives of the awards granted under these Plans are either five years or ten years. And granted awards follow either of the two vesting schedules (“Schedule A” and “Schedule B”) below:

•	Schedule A: 25% of the options vest on the one-year anniversary of the vesting commencement date and 1/48 of the options vest each month thereafter on the same day of the month of the vesting commencement date;

•	Schedule B: 25% of the options vest at each anniversary.

In June 2013, the Company adopted the 2013 Share Incentive Plan, or the “2013 Plan”. The options granted under the 2013 Plan have a contractual life of six years, and vest over a five-year period, with 20% vesting at each anniversary.

In June 2014, the Company adopted the 2014 Share Incentive Plan, or the “2014 Plan”, upon the completion of its initial public offering. Under the 2014 plan, the maximum aggregate number of shares, 8,523,574,which may be issued pursuant to all awards equals the number of shares that, as of the closing of the Company's IPO, have been reserved but not issued pursuant to any awards granted under the Company's existing plans and are not subject to any awards granted and outstanding thereunder, plus an annual increase on the first day of each our fiscal year during the term of our 2014 plan commencing with the fiscal year beginning July 1, 2015, by an amount equal to the least of (i) 3% of the total number of Class A and Class B ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year; (ii) 3,000,000 shares or (iii) such number of shares as may be established by the Company’s board of directors. No share-based award was granted under the 2014 Plan as of June 30, 2015.

The following table summarizes the Company’s share option activities for the year ended June 30, 2015:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
		US$
Balance at June 30, 2014	17,793,336	2.72	2.56
Exercised	(6,427,446)	1.94
Expired	(232,488)	1.72
Forfeited	(565,228)	4.22
Balance at June 30, 2015	10,568,174	3.13	2.26
Vested and exercisable at June 30, 2015	6,744,800	2.28	1.20

The fair value of each award is estimated on each grant date using the binomial option-pricing model which uses the assumptions presented below. Expected volatilities are based on the average volatility of comparable companies in the online human resources industry with the time period commensurate with the expected time period of the options granted. The Company uses historical data to estimate option exercise and employment termination rate within the pricing formula. The contractual life of the option is 5 to 10 years. The risk-free rate for periods within the contractual life of the options are based on the yield of maturity of China government bonds denominated in the U.S. dollars at the option valuation date. On March 7, 2014, the Company declared the distribution of dividends in the amount of US$24,000. The Company does not plan to pay any dividend on its ordinary shares in the foreseeable future.

	For the Year Ended June 30,
	2013	2014
Risk-free interest rate (per annum)	1.23%~1.47%	1.28%~2.78%
Contractual life of the option	6	6
Expected dividend yield	0%	0%
Expected volatility	54.06%~56.38%	47.19%~55.10%
Post-vesting forfeiture rate	0%	0%

The total fair value of shares vested in the year ended June 30, 2013, 2014 and 2015 were RMB9,029, RMB15,485 and RMB12,221. For fully vested share options and share options expected to vest at the date of the latest statement of financial position, the aggregate intrinsic value for the outstanding options and exercisable options as of June 30, 2015 was RMB294,372 and RMB222,964.

For the years ended June 30, 2013, 2014 and 2015, the total intrinsic value of stock options exercised was RMB78,973, RMB201,691 and RMB230,356.

The weighted average grant date fair value of options granted was US$2.24, US$3.32, and nil during the years ended June 30, 2013, 2014 and 2015, respectively.

The share-based compensation expenses were recognized in the comprehensive income with corresponding amounts recorded in additional paid-in capital of RMB5,705, RMB30,243 and RMB23,447 for the years ended June 30, 2013, 2014 and 2015.

As of June 30, 2015, there was RMB33,404 of unrecognized compensation cost, related to non-vested share options. This cost is expected to be recognized over a weighted average period of 3.35 years.